Horizon Dividend Income ETF
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Aerospace & Defense - 2.9%
General Dynamics Corp.	4,697	$ 1,744,231
Lockheed Martin Corp.	9,272	5,203,725
Northrop Grumman Corp.	3,569	1,926,189
		8,874,145

Air Freight & Logistics - 0.8%
United Parcel Service, Inc. - Class B	24,690	2,573,439

Banks - 1.2%
M&T Bank Corp.	6,864	1,605,764
PNC Financial Services Group, Inc.	8,040	1,926,625
		3,532,389

Beverages - 4.4%
Brown-Forman Corp. - Class B	29,927	795,161
Coca-Cola Co.	60,845	5,395,126
PepsiCo, Inc.	53,248	7,472,824
		13,663,111

Biotechnology - 9.6%
AbbVie, Inc. (a)	50,563	12,965,365
Amgen, Inc.	20,535	8,827,586
Gilead Sciences, Inc.	52,413	7,670,118
		29,463,069

Broadline Retail - 0.4%
eBay, Inc.	10,837	1,122,280

Building Products - 0.7%
A O Smith Corp.	9,566	565,638
Allegion PLC	4,221	655,310
Masco Corp.	11,187	807,254
		2,028,202

Capital Markets - 3.8%
Ameriprise Financial, Inc.	1,994	1,102,901
Cboe Global Markets, Inc.	3,627	1,088,825
CME Group, Inc.	15,469	4,416,400
MSCI, Inc.	4,074	2,324,787
Nasdaq, Inc.	11,462	1,130,268
T Rowe Price Group, Inc.	14,653	1,630,586
		11,693,767

Chemicals - 0.3%
CF Industries Holdings, Inc.	7,415	964,172

Commercial Services & Supplies - 1.1%
Waste Management, Inc.	15,535	3,400,922

Communications Equipment - 0.5%

Motorola Solutions, Inc.	3,354	1,627,696

Consumer Finance - 1.8%
Capital One Financial Corp.	19,458	4,173,936
Synchrony Financial	17,107	1,318,607
		5,492,543

Consumer Staples Distribution & Retail - 0.2%
Sysco Corp.	7,316	593,181

Containers & Packaging - 0.6%
Avery Dennison Corp.	4,054	705,842
Packaging Corp. of America	2,772	648,482
Smurfit Westrock PLC	8,850	415,065
		1,769,389

Diversified Telecommunication Services - 2.5%
Verizon Communications, Inc.	155,326	7,769,407

Electric Utilities - 0.5%
Edison International	19,290	1,041,274
Eversource Energy	7,112	498,836
		1,540,110

Electronic Equipment, Instruments & Components - 1.0%
TE Connectivity PLC	14,866	3,051,246

Entertainment - 0.2%
TKO Group Holdings, Inc.	3,554	648,996

Financial Services - 0.2%
Jack Henry & Associates, Inc.	4,098	688,095

Food Products - 0.7%
Hershey Co.	12,080	2,128,617

Gas Utilities - 0.3%
Atmos Energy Corp.	5,174	859,557

Ground Transportation - 1.3%
Union Pacific Corp.	13,788	4,145,638

Health Care Equipment & Supplies - 0.2%
STERIS PLC	2,682	623,940

Health Care Providers & Services - 0.6%
Cigna Group	3,946	1,089,412
Quest Diagnostics, Inc.	3,104	745,891
		1,835,303

Hotels, Restaurants & Leisure - 4.9%
Darden Restaurants, Inc.	5,068	1,085,870
McDonald's Corp.	41,405	10,911,874
Royal Caribbean Cruises Ltd.	9,145	2,457,627
Yum! Brands, Inc.	4,620	708,292

		15,163,663

Household Durables - 1.4%
DR Horton, Inc.	9,991	1,444,299
Garmin Ltd.	10,205	2,899,343
		4,343,642

Household Products - 5.9%
Church & Dwight Co., Inc.	5,167	515,563
Colgate-Palmolive Co.	39,431	3,541,692
Procter & Gamble Co. (a)	96,965	14,071,561
		18,128,816

Industrial Conglomerates - 0.7%
3M Co.	12,166	2,090,484

Insurance - 6.0%
Allstate Corp.	13,540	3,490,612
American International Group, Inc.	18,641	1,423,427
Cincinnati Financial Corp.	9,799	1,664,850
Hartford Insurance Group, Inc.	16,355	2,246,850
Marsh & McLennan Cos., Inc.	14,537	2,759,123
Principal Financial Group, Inc.	12,056	1,328,089
Prudential Financial, Inc.	12,735	1,497,636
Travelers Cos., Inc.	6,440	2,356,589
W R Berkley Corp.	24,234	1,637,249
		18,404,425

IT Services - 0.4%
VeriSign, Inc.	4,663	1,344,250

Leisure Products - 0.3%
Hasbro, Inc.	10,223	961,984

Machinery - 1.9%
Illinois Tool Works, Inc.	14,109	3,885,195
Nordson Corp.	1,742	560,436
Snap-on, Inc.	3,590	1,386,853
		5,832,484

Media - 0.3%
Omnicom Group, Inc.	9,227	807,639

Oil, Gas & Consumable Fuels - 16.6%
APA Corp.	21,703	936,485
Chevron Corp. (a)	75,614	15,587,070
ConocoPhillips	64,782	8,582,967
Diamondback Energy, Inc.	10,441	2,093,212
EOG Resources, Inc.	31,871	4,620,020
EQT Corp.	14,380	779,108
Expand Energy Corp.	16,206	1,590,781
Marathon Petroleum Corp.	6,775	2,529,243
Occidental Petroleum Corp.	36,772	2,212,939
ONEOK, Inc.	22,809	2,189,892
Phillips 66	13,468	3,320,939
Targa Resources Corp.	8,493	2,493,969
Valero Energy Corp.	11,219	4,026,724

			50,963,349

Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co.	113,680		7,594,961
Merck & Co., Inc. (a)	49,086		7,252,947
			14,847,908

Professional Services - 2.0%
Automatic Data Processing, Inc.	21,603		6,181,914

Semiconductors & Semiconductor Equipment - 5.6%
NXP Semiconductors NV	7,239		1,626,169
QUALCOMM, Inc. (a)	57,098		9,734,067
Skyworks Solutions, Inc.	4,530		303,555
Texas Instruments, Inc.	20,814		5,430,581
			17,094,372

Software - 0.1%
Gen Digital, Inc.	14,394		446,214

Specialty Retail - 3.7%
Best Buy Co., Inc.	11,908		954,426
Lowe's Cos., Inc.	19,804		4,053,879
TJX Cos., Inc.	36,002		4,821,028
Williams-Sonoma, Inc.	6,193		1,413,552
			11,242,885

Technology Hardware, Storage & Peripherals - 0.5%
HP, Inc.	49,596		1,488,872

Textiles, Apparel & Luxury Goods - 0.7%
Ralph Lauren Corp.	2,312		802,033
Tapestry, Inc.	10,001		1,234,023
			2,036,056

Tobacco - 7.3%
Altria Group, Inc.	105,221		7,205,534
Philip Morris International, Inc.	81,915		15,342,680
			22,548,214

Trading Companies & Distributors - 1.0%
Fastenal Co.	61,465		3,030,839
TOTAL COMMON STOCKS (Cost $293,890,170)			307,047,224

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0% (b)	Shares		Value
First American Government Obligations Fund - Class X, 3.59% (c)	128,892		128,892
TOTAL MONEY MARKET FUNDS (Cost $128,892)			128,892

TOTAL INVESTMENTS - 99.9% (Cost $294,019,062)			307,176,116
Other Assets in Excess of Liabilities - 0.1%		0.00053	161,800
TOTAL NET ASSETS - 100.0%			$ 307,337,916

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2026 was $28,979,684.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Horizon Dividend Income ETF
Schedule of Written Options
August 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.0)%	Notional Amount	Contracts	Value
Call Options - (0.0)% (a)
State Street SPDR S&P 500 ETF Trust, Expiration: 09/01/2026; Exercise Price: $775.33 (b)(c)	$ (70,415,190)	(918)	$ (2,809)
TOTAL WRITTEN OPTIONS (Premiums received $111,481)			$ (2,809)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Horizon Dividend Income ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 307,047,224	$ –	$ –	$ 307,047,224
Money Market Funds	128,892	–	–	128,892
Total Investments	$ 307,176,116	$ –	$ –	$ 307,176,116

Liabilities:
Investments:
Written Options	$ –	$ (2,809)	$ –	$ (2,809)
Total Investments	$ –	$ (2,809)	$ –	$ (2,809)

Refer to the Schedule of Investments for further disaggregation of investment categories.